Capital adequacy and liquidity situation - Liquidity reserve (Details) - Liquidity risk - SEK (kr) kr in Billions	Jun. 30, 2024	Dec. 31, 2023
Liquidity reserve
Liquidity reserve	kr 71.8	kr 54.3
SKR
Liquidity reserve
Liquidity reserve	36.1	26.7
EUR
Liquidity reserve
Liquidity reserve	12.8	8.6
USD
Liquidity reserve
Liquidity reserve	22.9	18.7
Other currencies
Liquidity reserve
Liquidity reserve		0.3
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Liquidity reserve
Liquidity reserve	24.8	24.1
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | SKR
Liquidity reserve
Liquidity reserve	8.0	8.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | EUR
Liquidity reserve
Liquidity reserve	6.7	3.9
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | USD
Liquidity reserve
Liquidity reserve	10.1	11.9
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | Other currencies
Liquidity reserve
Liquidity reserve		0.3
Securities issued or guaranteed by municipalities or other public entities
Liquidity reserve
Liquidity reserve	24.7	16.5
Securities issued or guaranteed by municipalities or other public entities | SKR
Liquidity reserve
Liquidity reserve	5.8	5.0
Securities issued or guaranteed by municipalities or other public entities | EUR
Liquidity reserve
Liquidity reserve	6.1	4.7
Securities issued or guaranteed by municipalities or other public entities | USD
Liquidity reserve
Liquidity reserve	12.8	6.8
Covered bonds issued by other institutions
Liquidity reserve
Liquidity reserve	12.8	12.7
Covered bonds issued by other institutions | SKR
Liquidity reserve
Liquidity reserve	12.8	12.7
Balances with National Debt Office
Liquidity reserve
Liquidity reserve	9.5	1.0
Balances with National Debt Office | SKR
Liquidity reserve
Liquidity reserve	kr 9.5	kr 1.0